Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
AAM Brentview Dividend Growth ETF
Shareholder Report [Line Items]
Fund Name	AAM Brentview Dividend Growth ETF
Class Name	AAM Brentview Dividend Growth ETF
Trading Symbol	BDIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM Brentview Dividend Growth ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/BDIV. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/BDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Brentview Dividend Growth ETF	$25	0.49%
[1]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
U.S. equity markets posted moderate gains during the fiscal period amid a shifting macro backdrop. The Federal Reserve cut rates for the third and final time in December 2025, lowering the target range to 3.50%-3.75%. Surging oil prices amid the Middle East conflict and persistent above-target inflation shut the door on further easing, leaving the Fed on hold for the remainder of the period. Despite this volatility, corporate earnings growth remained supportive. The S&P 500 Index reached a new all-time high in late December, pulled back some in the first quarter of 2026, before recovering through April. The fund’s exposure to dividend payers and growers in sectors and themes most dividend managers are missing allowed the fund outperform its benchmark index, the S&P 500, during the fiscal period.
Top performing sectors attributable to BDIV’s return during the fiscal period were Industrials, Consumer Discretionary, and Financials. The worst performing sectors were Communication Services, Information Technology, and Energy.
Individual stocks contributing most to BDIV’s return over the fiscal period were Lam Research Corp., Chevron Corp., and Mueller Industries, Inc. Stocks detracting from BDIV’s return were Oracle Corp., Constellation Energy Corp., and Microsoft Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/30/2024)
AAM Brentview Dividend Growth ETF NAV	26.26	16.98
S&P 500 TR	31.05	19.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 6,284,185
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 12,297
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$6,284,185
Number of Holdings	37
Net Advisory Fee	$12,297
Portfolio Turnover	8%
30-Day SEC Yield	1.18%
30-Day SEC Yield Unsubsidized	1.18%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
Microsoft Corp.	6.1%
Apple, Inc.	5.3%
Alphabet, Inc.	4.7%
Lam Research Corp.	4.7%
Trane Technologies PLC	3.9%
JPMorgan Chase & Co.	3.6%
Chevron Corp.	3.5%
Broadcom, Inc.	3.5%
Morgan Stanley	3.4%
Phillip Morris International, Inc.	3.1%

Top Sectors	(%)*
Information Technology	19.5%
Financials	14.6%
Industrials	13.8%
Health Care	10.0%
Consumer Staples	7.6%
Utilities	7.4%
Communication Services	6.5%
Energy	6.0%
Consumer Discretionary	4.8%
Cash & Other	9.8%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/BDIV
AAM Crescent CLO ETF
Shareholder Report [Line Items]
Fund Name	AAM Crescent CLO ETF
Class Name	AAM Crescent CLO ETF
Trading Symbol	CLOC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM Crescent CLO ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/CLOC. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/CLOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Crescent CLO ETF	$9	0.18%
[2]
Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
During the reporting period, CLOC performed in-line with the fund’s benchmark index, the JP Morgan CLOIE Investment Grade Index. Performance was also steady, — with the NAV ranging from 24.72 to 25.13 – despite volatile markets in March and April. Crescent Capital’s allocations across the investment grade spectrum, designed to preserve principal while generating an attractive yield, drove performance during the period. The fund’s allocation to BBB rated CLOs focused on high quality, low beta, broadly syndicated loan portfolios, constructed by liquid managers with strong coverage metrics, and contributed to strong performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2025)
AAM Crescent CLO ETF NAV	2.60
JP Morgan CLOIE Investment Grade Total Return Index	2.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/CLOC for more recent performance information.
Net Assets	$ 53,425,491
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 46,781
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$53,425,491
Number of Holdings	53
Net Advisory Fee	$46,781
Portfolio Turnover	61%
30-Day SEC Yield	6.35%
30-Day SEC Yield Unsubsidized	6.04%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Sectors	(%)*
Collateralized Loan Obligations	97.4%
Cash & Other	2.6%

Top 10 Issuers	(%)*
Magnetite CLO Ltd.	4.7%
Cerberus Loan Funding LP	4.7%
Madison Park Funding Ltd.	4.7%
ABPCI Direct Lending Fund CLO LLC	4.2%
Antares CLO Ltd.	4.2%
Elmwood CLO Ltd.	3.5%
Palmer Square CLO Ltd.	3.3%
Ballyrock CLO Ltd.	3.0%
Maranon Loan Funding Ltd.	2.8%
First American Government Obligations Fund	2.8%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/CLOC
AAM Low Duration Preferred and Income Securities ETF
Shareholder Report [Line Items]
Fund Name	AAM Low Duration Preferred and Income Securities ETF
Class Name	AAM Low Duration Preferred and Income Securities ETF
Trading Symbol	PFLD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM Low Duration Preferred and Income Securities ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/PFLD. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/PFLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Low Duration Preferred and Income Securities ETF	$23	0.45%
[3]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
Several factors lead to PFLD underperforming its benchmark, the ICE Exchange-Listed Preferred & Hybrid Securities Index, during the fiscal period. On a macro level, the Federal Reserve’s 75 bps of rate cuts in the November & December of 2025, coupled with positive economic data and strong earnings, caused investors to show preference for longer-duration, lower-quality income assets. Furthermore, mounting concerns surrounding private credit brought pressure to the financials sector, where PFLD is overweight, while broad equity participation in non-financial sectors such as Materials, Technology and Consumer Products exacerbated relative weakness.
Top performing industries attributable to PFLD’s return during the current fiscal period were Banking, Utilities & Energy. The worst performing industries included Media, Basic Industry and Real Estate.
Individual securities attributable to PFLD’s return over the same fiscal period were RILY 51/4 08/31/28, RILY 6 01/31/28 & WFC 3.9 PREP. Securities dragging down PFLD’s return were PARA 63/8 03/30/62, PARA 61/4 02/28/57 and FNC 8.45 11/01/55.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/19/2019)
AAM Low Duration Preferred and Income Securities ETF NAV	4.60	1.10	2.13
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	0.88
ICE 0-5 Year Duration Preferred & Hybrid Securities Total Return Index	8.37	5.59	6.08

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 424,004,860
Holdings Count | $ / shares	329
Advisory Fees Paid, Amount	$ 1,001,111
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$424,004,860
Number of Holdings	329
Net Advisory Fee	$1,001,111
Portfolio Turnover	38%
30-Day SEC Yield	5.49%
30-Day SEC Yield Unsubsidized	5.49%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
JPMorgan Chase & Co.	4.7%
Citigroup, Inc.	4.6%
Bank of America Corp.	4.5%
Goldman Sachs Group, Inc.	4.1%
Charles Schwab Corp.	3.6%
Morgan Stanley	3.0%
Mount Vernon Liquid Assets Portfolio, LLC	2.8%
PNC Financial Services Group, Inc.	2.8%
Bank of New York Mellon Corp.	2.3%
Transcanada Trust	2.2%

Top Sectors	(%)*
Financials	62.3%
Utilities	18.0%
Energy	9.6%
Communication Services	4.3%
Health Care	1.8%
Consumer Discretionary	1.3%
Consumer Staples	0.7%
Industrials	0.7%
Materials	0.2%
Cash & Other	2.0%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/PFLD
AAM S&P 500 High Dividend Value ETF
Shareholder Report [Line Items]
Fund Name	AAM S&P 500 High Dividend Value ETF
Class Name	AAM S&P 500 High Dividend Value ETF
Trading Symbol	SPDV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM S&P 500 High Dividend Value ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SPDV. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/SPDV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM S&P 500 High Dividend Value ETF	$15	0.29%
[4]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
SPDV outperformed its benchmark index, the S&P 500 index, throughout the current fiscal period as equity participation broadened across sectors, styles and size segments. Driven by valuation concerns, concentration risk and earnings strength, and accelerated by the onset of conflict in the Middle East, investor preference shifted away from heavy CAPEX spenders and those in jeopardy of AI disruption to defensive equities, value stocks and dividend payers. SPDV’s focus on equities with resilient income characteristics while avoiding sector biases allowed the fund to capitalize on these shifts in sentiment. Higher exposure to dividend paying sectors such as Energy, Materials, and Consumer Staples also contributed to outperformance, as dividend payers in general outpaced the overall market.
Top performing sectors attributable to SPDV’s return during the current fiscal period were Energy, Materials and Industrials. The worst performing sectors were Information Technology, Utilities & Consumer Discretionary.
Individual stocks attributable to SPDV’s return over the same fiscal period were APA Corp, LyondellBassell & FedEx Corp. Stocks dragging down SPDV’s return were WEC Energy Group Inc, Match Group Inc & Versant Media Group.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF NAV	30.67	8.93	9.20
S&P 500 TR	31.05	13.14	14.59
S&P 500 Dividend and Free Cash Flow Yield Index TR	31.20	9.33	9.58

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 90,056,739
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 117,629
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$90,056,739
Number of Holdings	54
Net Advisory Fee	$117,629
Portfolio Turnover	33%
30-Day SEC Yield	3.65%
30-Day SEC Yield Unsubsidized	3.65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
APA Corp.	2.8%
LyondellBasell Industries NV	2.6%
Devon Energy Corp.	2.5%
CF Industries Holdings, Inc.	2.5%
Coterra Energy, Inc.	2.4%
FedEx Corp.	2.4%
EOG Resources, Inc.	2.4%
Verizon Communications, Inc.	2.2%
ONEOK, Inc.	2.2%
Skywork Solutions, Inc.	2.2%

Top Sectors	(%)*
Energy	12.3%
Materials	10.0%
Health Care	9.7%
Information Technology	9.4%
Industrials	9.4%
Financials	9.2%
Consumer Staples	9.0%
Real Estate	8.6%
Consumer Discretionary	8.5%
Cash & Other	13.9%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/SPDV
AAM Sawgrass U.S. Large Cap Quality Growth ETF
Shareholder Report [Line Items]
Fund Name	AAM Sawgrass U.S. Large Cap Quality Growth ETF
Class Name	AAM Sawgrass U.S. Large Cap Quality Growth ETF
Trading Symbol	SAWG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM Sawgrass U.S. Large Cap Quality Growth ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWG. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/SAWG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Sawgrass U.S. Large Cap Quality Growth ETF	$25	0.49%
[5]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
Growth stocks struggled during the period as the Russell 1000 Growth Index declined 1.45%, pressured by rising volatility, moderating enthusiasm around AI spending, and weakness among several of the market’s largest technology companies. Despite the difficult backdrop, the AAM Sawgrass U.S. Large Cap Quality Growth ETF (SAWG) gained 2.13%, outperforming the benchmark by 358 basis points over the six-month period ending 4/30/2026. The portfolio benefited from strong stock selection within Technology and Health Care, led by holdings such as Applied Materials, Advanced Micro Devices, KLA Corporation, CBOE Global Markets, and United Therapeutics. These gains helped offset weakness from several mega-cap software and internet holdings and demonstrated the portfolio’s ability to participate in long-term secular growth themes while maintaining a focus on quality businesses and durable earnings profiles.
A notable shift during the period was the broadening of market leadership within growth equities. Several of the benchmark’s largest constituents, including Microsoft, Tesla, and Alphabet, detracted meaningfully from index performance, while many previously overlooked areas of the market began to outperform. SAWG benefited from underweight exposures to certain mega-cap benchmark leaders and from avoiding several speculative growth names that experienced sharp drawdowns as investor sentiment became more selective. While Communication Services modestly detracted from relative returns due primarily to the portfolio’s overweight exposure to Alphabet, overall sector positioning and security selection remained favorable throughout the period.
The market environment during the period reinforced the advantages of emphasizing companies with consistent earnings growth, lower stock price volatility, and more reasonable valuations rather than chasing the highest momentum areas of the market. While periods of speculative enthusiasm can temporarily reward lower-quality growth companies, the portfolio has historically performed best during more volatile or fundamentally driven environments where investors refocus on business quality and earnings durability. As the market transitioned from AI enthusiasm to a focus on earnings potential (notwithstanding the plethora of geopolitical conflicts), we believe maintaining a disciplined investment process centered on quality growth companies positions the portfolio well in a market with dwindling momentum.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/30/2024)
AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV	22.88	12.37
S&P 500 TR	31.05	19.01
Russell 1000 Growth Total Return	30.99	20.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,518,918
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 5,370
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$2,518,918
Number of Holdings	44
Net Advisory Fee	$5,370
Portfolio Turnover	27%
30-Day SEC Yield	0.35%
30-Day SEC Yield Unsubsidized	0.35%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
NVIDIA Corp.	7.1%
Microsoft Corp.	6.8%
Apple, Inc.	6.0%
Alphabet, Inc.	4.7%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	4.0%
Meta Platforms, Inc.	3.0%
United Therapeutics Corp.	2.8%
Exelixis, Inc.	2.8%
AutoZone, Inc.	2.8%

Top Sectors	(%)*
Information Technology	42.1%
Health Care	15.4%
Consumer Discretionary	10.6%
Communication Services	8.7%
Financials	7.6%
Industrials	7.3%
Consumer Staples	5.7%
Cash & Other	2.6%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/SAWG
AAM Sawgrass U.S. Small Cap Quality Growth ETF
Shareholder Report [Line Items]
Fund Name	AAM Sawgrass U.S. Small Cap Quality Growth ETF
Class Name	AAM Sawgrass U.S. Small Cap Quality Growth ETF
Trading Symbol	SAWS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM Sawgrass U.S. Small Cap Quality Growth ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWS. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/SAWS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Sawgrass U.S. Small Cap Quality Growth ETF	$29	0.55%
[6]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The AAM Sawgrass U.S. Small Cap Quality Growth ETF outperformed the Russell 2000 Growth Index by 4.4% (13.6% vs. 9.2%) over the six-month period ending April 30, 2026, driven almost entirely by strong stock selection.
Key positive contributors included significant  outperformance in the Financial sector (+4.2%, led by Investment Services) and Energy-related holdings. StoneX Group (SNEX), a financial services company held with an average overweight of 4.1%, contributed +2.3% to relative performance with a 73% return, driven by strong earnings growth and business expansion. Archrock (AROC), an energy infrastructure services provider held with an average overweight of 2.5%, added +1.0% through a 56% return, supported by robust demand for natural gas compression services and solid operational execution.
Health Care was the primary detractor (-2.4%), particularly Biopharmaceuticals.
Market conditions featured high volatility from geopolitical shocks (e.g., the Iran conflict closing the Strait of Hormuz and spiking oil prices), Fed rate cuts, tariff policies, and shifting AI sentiment, against which the fund’s quality-growth strategy—emphasizing stock selection within small-cap growth—proved effective in most months while navigating sector rotation pressures.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/30/2024)
AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV	25.59	13.18
S&P 500 TR	31.05	19.01
Russell 2000 Growth Total Return	42.64	15.81

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 7,057,185
Holdings Count | $ / shares	73
Advisory Fees Paid, Amount	$ 12,003
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$7,057,185
Number of Holdings	73
Net Advisory Fee	$12,003
Portfolio Turnover	46%
30-Day SEC Yield	0.06%
30-Day SEC Yield Unsubsidized	0.06%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
StoneX Group, Inc.	4.5%
Archrock, Inc.	3.2%
Artivion, Inc.	3.0%
PriceSmart, Inc.	2.8%
Advanced Energy Industries, Inc.	2.8%
Sanmina Corp.	2.8%
iRadimed Corp.	2.8%
BrightSpring Health Services, Inc.	2.7%
Gorman-Rupp Co.	2.5%
Mueller Industries, Inc.	2.5%

Top Sectors	(%)*
Industrials	29.0%
Health Care	21.4%
Information Technology	15.7%
Financials	13.8%
Energy	7.4%
Consumer Discretionary	7.3%
Consumer Staples	4.9%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/SAWS
AAM SLC Low Duration Income ETF
Shareholder Report [Line Items]
Fund Name	AAM SLC Low Duration Income ETF
Class Name	AAM SLC Low Duration Income ETF
Trading Symbol	LODI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM SLC Low Duration Income ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/LODI. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/LODI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM SLC Low Duration Income ETF	$8	0.15%
[7]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The AAM SLC Low Duration Income ETF outperformed its benchmark, the Bloomberg 1-3 Year Gov/Credit Index, during the reporting period. Outperformance was primarily driven by an overweight allocation to ABS and CMBS as well as an underweight allocation to Treasuries and issue selection within Industrials. The period has been marked by significant macroeconomic and geopolitical events, with spreads shifting marginally wider in response. Through this volatility, certain Securitized credit subsectors have moved wider in tandem with Corporates, particularly in the below AAA rated tranches. AAA rated Securitized tranches have remained comparatively tight. Additionally, ABS subordinates continued to outperform corporate credit. LODI’s overweight to this sub-sector contributed to outperformance, driven by a significant carry advantage and continued upgrades related to improving credit enhancement supporting the structure.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/03/2024)
AAM SLC Low Duration Income ETF NAV	5.97	5.54
Bloomberg U.S. Aggregate Bond Index	4.06	4.07
Bloomberg 1-3 Year US Government/Credit	3.42	4.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 80,995,905
Holdings Count | $ / shares	166
Advisory Fees Paid, Amount	$ 55,464
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$80,995,905
Number of Holdings	166
Net Advisory Fee	$55,464
Portfolio Turnover	30%
30-Day SEC Yield	5.10%
30-Day SEC Yield Unsubsidized	4.86%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
Westlake Automobile Receivables Trust	4.3%
CPS Auto Trust	4.0%
Pagaya AI Debt Selection Trust	3.8%
Exeter Automobile Receivables Trust	3.6%
Invesco Government & Agency Portfolio	3.4%
Verus Securitization Trust	2.8%
GLS Auto Receivables Trust	2.7%
BBCMS Trust	2.4%
Bridgecrest Lending Auto Securitization Trust	2.4%
American Credit Acceptance Receivables Trust	2.3%

Top Sectors	(%)*
Asset Backed Securities	19.4%
Financial	12.1%
Mortgage Securities	11.2%
Government	7.9%
Energy	3.4%
Consumer, Cyclical	2.7%
Utilities	2.3%
Basic Materials	0.5%
Technology	0.2%
Cash & Other	40.3%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/LODI
AAM Todd International Intrinsic Value ETF
Shareholder Report [Line Items]
Fund Name	AAM Todd International Intrinsic Value ETF
Class Name	AAM Todd International Intrinsic Value ETF
Trading Symbol	TIIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM Todd International Intrinsic Value ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/TIIV. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/TIIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Todd International Intrinsic Value ETF	$29	0.54%
[8]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The AAM Todd International Intrinsic Value ETF performed well over the past six months, beating its benchmark index, the MSCI ACWI ex-US Index. The period was marked by solid, fundamentally driven momentum alongside heightened uncertainty stemming from military tensions in Iran and the Strait of Hormuz. Stock selection drove all outperformance, with strongest contributions from Energy, Financials, and Industrials, reflecting themes of economic nationalism Todd Asset Management has emphasized in recent years. Technology was the primary headwind, as AI-driven disruptions created dislocations in hardware and semiconductor industries where the strategy remains underweight.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/24/2025)
AAM Todd International Intrinsic Value ETF NAV	20.28
MSCI AC WORLD INDEX ex USA Net (USD)	19.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/TIIV for more recent performance information.
Net Assets	$ 28,034,510
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 65,362
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$28,034,510
Number of Holdings	66
Net Advisory Fee	$65,362
Portfolio Turnover	9%
30-Day SEC Yield	2.16%
30-Day SEC Yield Unsubsidized	2.16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Sectors	(%)*
Financials	28.7%
Industrials	19.4%
Health Care	10.0%
Information Technology	7.9%
Energy	7.8%
Consumer Discretionary	7.1%
Materials	5.7%
Consumer Staples	5.1%
Communication Services	2.4%
Cash & Other	5.9%

Top 10 Issuers	(%)*
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
Mitsubishi UFJ Financial Group, Inc.	2.4%
Marubeni Corp.	2.4%
Banco Santander SA	2.3%
AerCap Holdings NV	2.3%
ING Groep NV	2.3%
Teva Pharmaceutical Industries Ltd.	2.1%
Barclays PLC	2.0%
Novartis AG	2.0%
Prysmian SpA	2.0%

Top Ten Countries	(%)*
United States	22.4%
Japan	17.3%
United Kingdom	13.2%
France	9.6%
China	7.1%
Ireland	5.9%
Netherlands	5.1%
Brazil	4.8%
Germany	4.2%
Cash & Other	10.4%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/TIIV
AAM Transformers ETF
Shareholder Report [Line Items]
Fund Name	AAM Transformers ETF
Class Name	AAM Transformers ETF
Trading Symbol	TRFM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM Transformers ETF for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/TRFM. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/TRFM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Transformers ETF	$25	0.49%
[9]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
Led by a sharp rebound in the Information Technology sector late in the fiscal period, along with strong international performance, TRFM outperformed its benchmark, the S&P 500 index. Strong performance to begin the period, supported by a dovish Federal Reserve and tariff resolutions, faced headwinds from concerns over AI profitability and stretched valuations. This caused the portfolio to pull back slightly before moving higher later in the period. As investors rallied on the prospects of a resolution to the Iran War, TRFM’s focus on innovative companies driving structural change with quality fundamentals helped the portfolio capitalize on a remarkably strong earnings season for U.S. equities.
Top performing sectors attributable to TRFM’s return over the current fiscal period were, Information Technology, Industrials and Utilities. The worst performing sectors were Consumer Discretionary, Communication Services and Financials.
Individual securities attributable to TRFM’s return over the current fiscal period were SanDisk Corp, Lumentum Holdings Inc and Micron Technology Inc. The largest detractors to TRFM’s performance were ServiceNow Inc, Zscaler Inc and Oracle Corp.
The top countries by contribution were the United States, followed by Taiwan and the United Kingdom. The country with the lowest contribution was China.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/11/2022)
AAM Transformers ETF NAV	53.81	24.19
S&P 500 TR	31.05	19.61
Pence Transformers Index Net Total Return	54.30	24.76

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 155,611,662
Holdings Count | $ / shares	261
Advisory Fees Paid, Amount	$ 291,521
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$155,611,662
Number of Holdings	261
Net Advisory Fee	$291,521
Portfolio Turnover	38%
30-Day SEC Yield	0.26%
30-Day SEC Yield Unsubsidized	0.26%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top 10 Issuers	(%)*
Advanced Micro Devices, Inc.	1.1%
Bloom Energy Corp.	1.1%
Sandisk Corp.	1.1%
Seagate Technology Holdings PLC	1.0%
Marvell Technology, Inc.	1.0%
Ciena Corp.	1.0%
Western Digital Corp.	1.0%
Texas Instruments, Inc.	0.9%
Lumentum Holdings, Inc.	0.9%
Micron Technology, Inc.	0.9%

Top Sectors	(%)*
Information Technology	48.5%
Industrials	24.3%
Utilities	9.7%
Consumer Discretionary	8.2%
Communication Services	5.4%
Financials	3.8%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/TRFM

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